Authorization And Basis Of Preparation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Basis Of Preparation [Line Items]
Employee benefits provision	31.00%	33.00%